Right of use assets and leases	12 Months Ended
Jul. 31, 2021
Presentation of leases for lessee [abstract]
Right of use assets and leases	Right of use assets and leases
Movements in right of use assets for the years ended July 31, 2021 were as follows:

	Land and buildings	Plant and machinery	Total right of use assets
	$m	$m	$m
Net book value at July 31, 2019	—	—	—
Adjustment on adoption of IFRS 16	940	280	1,220
Net book value at August 1, 2019	940	280	1,220
Exchange rate adjustment	8	—	8
Acquisitions	28	2	30
Additions	54	61	115
Disposals and remeasurements	19	(3)	16
Depreciation charge for the year	(191)	(77)	(268)
Impairment charge for the year	(9)	(1)	(10)
Net book value at July 31, 2020	849	262	1,111
Exchange rate adjustments	7	1	8
Acquisitions	12	—	12
Additions	45	49	94
Disposals and remeasurements	66	(16)	50
Depreciation charge for the year	(181)	(73)	(254)
Reclassification as held for sale	(108)	(18)	(126)
Net book value at July 31, 2021	690	205	895
The depreciation charge for the year includes $13 million (2020: $35 million) and the impairment charge for the year ended July 31, 2020 includes $2 million in respect of discontinued operations.
The Group’s land and building leases include leases for branches, distribution centers and offices. Leases in the USA and Canada often include one or more options to extend the lease term and some of the Group’s leases include options to terminate early. Certain leases include variable lease payments that are linked to a consumer price index or market rate. The Group’s land and building leases have a weighted average remaining lease term at July 31, 2021 of 5.3 years (2020: 5.9 years).
The Group’s plant and machinery leases include leases for fleet vehicles, trucks and company cars. These leases have a weighted average remaining lease term at July 31, 2021 of 4.3 years (2020: 4.5 years).
The maturity of lease liabilities at July 31, 2021 was as follows:

	2021	2020
	$m	$m
Due in less than one year	298	325
Due in one to two years	283	326
Due in two to three years	219	282
Due in three to four years	156	211
Due in four to five years	99	146
Due in over five years	148	218
Total undiscounted lease payments	1,203	1,508
Effect of discounting	(113)	(153)
Lease liabilities	1,090	1,355
Current lease liabilities	263	281
Non-current lease liabilities	827	1,074
Lease liabilities	1,090	1,355
At July 31, 2021 the Group was committed to future undiscounted lease payments $nil million (2020: $nil million) relating to short term leases.
Amounts charged/(credited) to the Group income statement during the year were as follows:

	2021	2020
	$m	$m
Depreciation of right of use assets	241	233
Impairment of right of use assets	—	8
Short term lease expense	1	10
Low-value lease expense	15	16
Sublease income	(2)	(1)
Charged to operating costs	255	266
Charged to finance costs	44	49
Total amount charged to the Group income statement	299	315